Supplemental Cash Flow Information - Partial Cash Paid for Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Supplemental cash flow information [line items]
Purchase of property, plant and equipment	$ 3,228,471		$ 4,918,482	$ 6,552,702
Add: Beginning balance of payable to equipment suppliers	1,405,931		1,816,555	1,145,359
Less: Ending balance of payable to equipment suppliers	(1,196,181)		(1,405,931)	(1,816,555)
Less: Transfer from other non-current assets	(305,791)		(629,737)
Cash paid during the year	3,073,881	$ 100,389	$ 4,699,369	$ 5,881,506
Related parties [member]
Supplemental cash flow information [line items]
Less: Ending balance of payable to equipment suppliers	$ (58,549)